Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Schedule of Carrying Amounts of Financial Instruments by Category

	December 31, 2019		December 31, 2018
	Financial assets at amortized cost		Financial assets at amortized cost
Financial assets	(In millions of Korean won)
Cash and cash equivalents	~~W~~	79,428	~~W~~	86,051
Short-term financial instruments		39,500		9,500
Accounts receivables, net		32,253		60,664
Other receivables, net		56		255
Other current assets		233		191
Other non-current financial assets		1,770		1,494
Total	~~W~~	153,240	~~W~~	158,155

	Financial liabilities at amortized cost		Financial liabilities at amortized cost
Financial liabilities	(In millions of Korean won)
Accounts payables	~~W~~	37,689	~~W~~	71,928
Accrued expenses		19		16
Other current liabilities		1,986		113
Other non-current liabilities		3,008		34
Total	~~W~~	42,702	~~W~~	72,091

Schedule of Net Income and Expenses From Financial Instruments

(2) Net income and expenses from financial instruments for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018		2017
Financial assets at amortized cost	(In millions of Korean won)
Interest income	~~W~~	1,626	~~W~~	819	~~W~~	554
Differences in foreign currency		1,267		159		231
Financial liabilities at amortized cost
Interest expense		(277)		—		—
Differences in foreign currency		(22)		105		(349)